CONSOLIDATED CASH FLOW STATEMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Group [Member]
CONSOLIDATED CASH FLOW STATEMENT (Details) [Line Items]
Cash Within Group Long-Term Insurance And Investment Business	£ 2,322	£ 14,475	£ 13,545